Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	VOYA MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000895430
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A